GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 88.05%
	Argentina - 0.35%
932	Globant SA - ADR (a)(b)	$202,812
26,700	YPF SA - ADR (a)	125,490
		328,302
	Bermuda - 0.40%
50,485	Alibaba Health Information Technology Ltd. (a)	149,437
399,513	China Youzan, Ltd. (a)	119,315
39,664	Hopson Development Holdings, Ltd.	101,029
		369,781
	Brazil - 5.15%
43,485	Ambev SA	131,461
13,415	B3 SA - Brasil Bolsa Balcao	160,615
18,352	Banco do Brasil SA	137,965
31,060	BB Seguridade Participacoes SA	177,759
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	131,619
23,742	Cia Siderurgica Nacional SA	146,211
44,925	Hapvida Participacoes e Investimentos SA	132,540
49,607	JBS SA	226,093
20,630	Klabin SA	104,861
20,096	Lojas Renner SA	168,977
93,870	Magazine Luiza SA	450,122
13,627	Natura & Co Holding SA (a)	138,337
11,648	Notre Dame Intermedica Participacoes SA	176,568
54,732	Petroleo Brasileiro SA	302,354
63,055	Raia Drogasil SA	303,110
21,275	Sul America SA	182,193
9,594	Suzano SA (a)	107,741
10,732	Telefonica Brasil SA	96,490
37,747	TIM SA	106,970
49,899	Vale SA	839,863
51,477	Via Varejo SA (a)	160,371
27,710	WEG SA	404,700
		4,786,920
	Cayman Islands - 4.98%
2,463	Bilibili, Inc. - ADR (a)(b)	211,128
26,659	China Meidong Auto Holdings, Ltd.	108,518
19,609	Country Garden Services Holdings Co., Ltd.	132,666
3,349	GSX Techedu, Inc. - ADR (a)(b)	173,177
21,462	Haidilao International Holding, Ltd.	165,507
12,914	Innovent Biologics, Inc. (a)	136,373
1,555	JOYY, Inc. - ADR (b)	124,369
30,920	Meituan - Class B (a)	1,163,936
20,351	Microport Scientific Corp.	109,859
6,171	NIO, Inc. - ADR (a)	300,775
3,123	Pinduoduo, Inc. - ADR (a)	554,863
3,167	Silergy Corp.	272,557
76,974	Topsports International Holdings, Ltd.	115,274
23,457	Wuxi Biologics Cayman, Inc. (a)	311,071
62,913	Xiaomi Corp. - Class B (a)	267,398
72,489	Yadea Group Holdings, Ltd.	149,799
1,416	Zai Lab, Ltd. - ADR (a)	191,641
20,376	Zhongsheng Group Holdings, Ltd.	145,553
		4,634,464
	Chile - 0.32%
96,093	Cencosud SA	171,225
34,490	Falabella SA	127,683
		298,908
	China - 21.06%
373,865	Agricultural Bank of China, Ltd. - Series H	136,925
19,983	Alibaba Group Holding, Ltd. - ADR (a)	4,650,644
25,182	Anhui Conch Cement Co., Ltd. - Series H	157,817
14,532	ANTA Sports Products, Ltd.	230,581
1,070	Autohome, Inc. - ADR (b)	106,593
2,593	Baidu, Inc. - ADR (a)	560,710
877,670	Bank of China, Ltd. - Series H	297,051
246,960	Bank of Communications Co., Ltd. - Series H	130,632
4,540	Baozun, Inc. - ADR (a)(b)	155,949
5,713	BYD Co., Ltd. - Series H	150,413
5,681	CanSino Biologics, Inc. - Series H (a)	129,378
569,672	China Cinda Asset Management Co., Ltd. - Series H	108,092
268,528	China CITIC Bank Corp., Ltd. - Series H	114,067
780,597	China Construction Bank Corp. - Series H	588,788
347,000	China Everbright Bank Co., Ltd. - Series H	132,339
185,323	China Hongqiao Group, Ltd.	169,906
26,705	China Merchants Bank Co., Ltd. - Series H	168,937
230,247	China Minsheng Banking Corp., Ltd. - Series H	131,252
170,617	China National Building Material Co., Ltd. - Series H	205,370
346,614	China Resources Pharmaceutical Group, Ltd.	178,235
169,767	China Southern Airlines Co., Ltd. - Series H (a)	101,473
346,338	China Telecom Corp., Ltd. - Series H	95,540
125,120	Cosco Shipping Holdings Co., Ltd. - Series H (a)	150,005
177,622	CSPC Pharmaceutical Group, Ltd.	180,844
1,150	GDS Holdings, Ltd. - ADR (a)	107,686
50,659	Great Wall Motor Co., Ltd. - Series H	174,297
500,755	Industrial & Commercial Bank of China, Ltd. - Series H	321,730
8,785	JD.com, Inc. - ADR (a)	772,202
54,570	Kingdee International Software Group Co., Ltd.	222,785
158,377	Lenovo Group, Ltd.	149,728
47,695	Li Ning Co., Ltd.	328,197
18,881	Longfor Properties Co., Ltd.	110,444
4,590	NetEase, Inc. - ADR	439,584
1,431	New Oriental Education & Technology Group, Inc. - ADR (a)	265,894
172,318	PICC Property & Casualty Co., Ltd. - Series H	130,361
52,932	Ping An Insurance Group Co. of China, Ltd. - Series H	644,162
49,665	Shandong Weigao Group Medical Polymer Co., Ltd. - Series H	112,363
3,606	SINA Corp. - ADR (a)(b)	152,822
5,944	Sunny Optical Technology Group Co., Ltd.	129,868
3,598	TAL Education Group - ADR (a)	257,293
62,603	Tencent Holdings, Ltd.	4,504,524
136,824	Tingyi Cayman Islands Holding Corp.	234,039
100,731	Uni-President China Holdings, Ltd.	102,572
14,454	Vipshop Holdings, Ltd. - ADR (a)	406,302
86,748	Xinyi Solar Holdings, Ltd.	227,471
120,761	Yanzhou Coal Mining Co., Ltd. - Series H	96,782
20,942	Yihai International Holding, Ltd.	311,006
6,045	Yum China Holdings, Inc.	345,109
		19,578,762
	Egypt - 0.22%
54,211	Commercial International Bank Egypt SAE	204,754

	Hong Kong - 2.38%
34,569	Beijing Enterprises Holdings, Ltd.	112,894
332,982	Bosideng International Holdings, Ltd.	169,788
19,947	BYD Electronic International Co., Ltd.	104,648
40,216	China Mengniu Dairy Co., Ltd.	242,468
51,816	China Mobile, Ltd.	295,375
15,171	China Resources Beer Holdings Co., Ltd.	139,510
89,903	China Resources Cement Holdings, Ltd.	100,416
63,200	China Taiping Insurance Holdings Co., Ltd.	114,040
202,791	China Unicom Hong Kong, Ltd.	115,687
43,417	Kingboard Chemical Holdings, Ltd.	183,185
195,089	Kunlun Energy Co., Ltd.	169,081
38,821	Semiconductor Manufacturing International Corp. (a)	108,864
134,762	Sino Biopharmaceutical, Ltd.	129,963
100,529	Sun Art Retail Group, Ltd.	102,276
612,961	Yuexiu Property Co., Ltd.	123,333
		2,211,528
	Hungary - 0.28%
16,022	MOL Hungarian Oil & Gas PLC (a)	118,124
5,750	Richter Gedeon Nyrt	144,300
		262,424
	India - 9.53%
14,887	Adani Green Energy, Ltd. (a)	215,039
2,929	Apollo Hospitals Enterprise, Ltd.	96,648
6,122	Asian Paints, Ltd.	231,891
12,157	Aurobindo Pharma, Ltd.	153,089
4,220	Balkrishna Industries, Ltd.	95,250
17,031	Biocon, Ltd. (a)	108,436
2,057	Britannia Industries, Ltd.	100,868
9,076	Cipla, Ltd.	101,938
7,870	Colgate-Palmolive India, Ltd.	168,815
15,965	Dabur India, Ltd.	116,845
5,602	Divi's Laboratories, Ltd.	294,622
4,115	Dr. Reddy's Laboratories, Ltd.	292,978
14,668	Grasim Industries, Ltd.	186,402
36,488	HCL Technologies, Ltd.	473,574
5,869	HDFC Asset Management Co., Ltd.	234,543
11,862	HDFC Life Insurance Co., Ltd. (a)	110,115
60,972	Hindalco Industries, Ltd.	201,432
4,109	Hindustan Unilever, Ltd.	134,894
12,978	Housing Development Finance Corp., Ltd.	454,697
25,648	ICICI Bank, Ltd. (a)	188,600
5,071	ICICI Lombard General Insurance Co., Ltd. (a)	105,712
57,688	Infosys, Ltd.	988,933
4,904	Ipca Laboratories, Ltd.	146,875
4,646	Larsen & Toubro Infotech, Ltd.	233,009
19,797	Marico, Ltd.	109,182
5,758	Muthoot Finance, Ltd.	95,445
1,127	Nestle India, Ltd.	284,033
142,033	Oil & Natural Gas Corp., Ltd.	181,206
370	Page Industries, Ltd.	139,987
3,151	PI Industries, Ltd.	94,749
4,322	Pidilite Industries, Ltd.	104,560
125,009	REC, Ltd.	229,357
18,913	Reliance Industries, Ltd.	514,602
8,054	SBI Life Insurance Co., Ltd. (a)	99,728
8,167	Shriram Transport Finance Co., Ltd.	117,101
10,654	Tata Consultancy Services, Ltd.	418,331
16,464	Tata Consumer Products, Ltd.	133,237
45,516	Tata Motors, Ltd. (a)	114,836
17,088	Tata Steel, Ltd.	150,970
3,068	Torrent Pharmaceuticals, Ltd.	117,725
139,798	Vedanta, Ltd.	309,690
40,542	Wipro, Ltd.	214,748
		8,864,692
	Indonesia - 1.34%
864,276	Ace Hardware Indonesia Tbk PT	105,635
71,897	Bank Central Asia Tbk PT	173,310
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	211,961
296,654	Indofood Sukses Makmur Tbk PT	144,691
1,215,482	Kalbe Farma Tbk PT	128,059
1,348,707	Merdeka Copper Gold Tbk PT (a)	233,443
463,270	Telekomunikasi Indonesia Persero Tbk PT	109,223
260,065	Unilever Indonesia Tbk PT	136,119
		1,242,441
	Mexico - 1.79%
400,485	America Movil SAB de CV - Series L	291,617
70,120	Becle SAB de CV	176,538
484,811	Cemex SAB de CV (a)	250,695
9,053	Gruma SAB de CV - Series B	107,897
70,159	Grupo Bimbo SAB de CV - Series A	152,132
53,835	Grupo Mexico SAB de CV - Series B	228,304
5,954	Industrias Penoles SAB de CV (a)	101,221
87,758	Telesites SAB de CV (a)	94,816
93,130	Wal-Mart de Mexico SAB de CV	261,613
		1,664,833
	Philippines - 0.54%
5,802	Globe Telecom, Inc.	245,521
1,399,258	Metro Pacific Investments Corp.	124,907
4,771	PLDT, Inc.	133,218
		503,646
	Poland - 0.90%
1,206	CD Projekt SA (a)	88,931
4,277	Dino Polska SA (a)	331,697
89	LPP SA (a)	198,133
62,689	PGE Polska Grupa Energetyczna SA (a)	109,556
69,306	Polskie Gornictwo Naftowe i Gazownictwo SA	103,487
		831,804
	Qatar - 0.83%
91,205	Masraf Al Rayan QSC	113,601
137,960	Ooredoo QPSC	284,908
27,710	Qatar Islamic Bank SAQ	130,357
50,280	Qatar National Bank QPSC	246,367
		775,233
	Republic of Korea - 14.50%
1,300	Alteogen, Inc. (a)	215,420
925	Amorepacific Corp.	175,640
1,113	Celltrion Healthcare Co., Ltd. (a)	167,335
913	Celltrion Pharm, Inc. (a)	200,839
512	Celltrion, Inc. (a)	169,484
8,743	Cheil Worldwide, Inc.	166,108
467	CJ CheilJedang Corp.	164,020
1,860	CJ Corp.	157,901
2,258	Daelim Industrial Co., Ltd.	174,050
2,578	DB Insurance Co., Ltd.	103,895
6,073	GS Engineering & Construction Corp.	211,654
5,093	GS Holdings Corp.	176,214
5,533	Hana Financial Group, Inc.	176,233
4,323	Hankook Tire Co., Ltd.	157,056
2,458	Hanwha Chemical Corp.	108,663
5,513	Hanwha Corp.	143,974
4,188	Hyundai Engineering & Construction Co., Ltd.	144,614
1,003	Hyundai Glovis Co., Ltd.	170,191
5,096	Hyundai Marine & Fire Insurance Co., Ltd.	106,848
720	Hyundai Mobis Co., Ltd.	169,464
562	Hyundai Motor Co.	99,616
16,741	Industrial Bank of Korea	136,516
925	Kakao Corp.	331,909
4,354	KB Financial Group, Inc.	172,928
5,113	Kia Motors Corp.	294,595
4,064	Korea Gas Corp.	115,774
342	LG Chemical, Ltd.	260,063
2,269	LG Electronics, Inc.	282,540
236	LG Household & Health Care, Ltd.	352,236
15,796	LG Uplus Corp.	171,045
1,482	Lotte Shopping Co., Ltd.	140,161
46,426	Meritz Securities Co., Ltd.	156,965
1,116	Naver Corp.	300,839
449	NCSoft Corp.	385,490
1,006	Orion Corp.	114,888
681	Pearl Abyss Corp. (a)	163,294
1,183	POSCO	295,607
189	Samsung Biologics Co., Ltd. (a)	143,899
721	Samsung Electro-Mechanics Co., Ltd.	118,405
52,583	Samsung Electronics Co., Ltd.	3,926,663
463	Samsung SDI Co., Ltd.	268,331
1,357	Seegene, Inc.	241,501
1,866	Shin Poong Pharmaceutical Co., Ltd. (a)	213,035
7,430	Shinhan Financial Group Co., Ltd.	220,471
529	Shinsegae, Inc.	116,843
595	SK Biopharmaceuticals Co., Ltd. (a)	92,754
453	SK Chemicals Co., Ltd.	164,182
5,371	SK Hynix, Inc.	586,666
3,601	Woongjin Coway Co., Ltd. (a)	241,321
12,323	Woori Financial Group Inc.	110,564
		13,478,704
	Russian Federation - 2.76%
4,630	LUKOIL PJSC - ADR	316,507
9,067	Magnit PJSC	159,337
7,479	MMC Norilsk Nickel PJSC - ADR (b)	235,439
12,192	Mobile TeleSystems PJSC - ADR	109,118
3,627	Novolipetsk Steel PJSC - GDR	100,353
2,567	Polyus PJSC - GDR (d)	258,732
30,029	Sberbank of Russia PJSC - ADR	435,420
9,904	Severstal PJSC - GDR (d)	174,070
36,200	Surgutneftegas OJSC - ADR	168,330
4,243	Tatneft PJSC - ADR	171,841
132,595	VTB Bank PJSC - GDR (d)	126,511
3,865	X5 Retail Group NV	139,562
2,515	Yandex NV - Class A - ADR (a)(b)	174,994
		2,570,214
	South Africa - 3.83%
21,809	Absa Group Ltd.	178,292
5,915	African Rainbow Minerals, Ltd.	105,407
1,408	Anglo American Platinum, Ltd.	138,550
5,801	AngloGold Ashanti, Ltd.	133,704
20,362	Aspen Pharmacare Holdings, Ltd. (a)	174,108
7,292	Bid Corp., Ltd.	131,041
7,902	Clicks Group, Ltd.	135,869
50,165	FirstRand, Ltd.	174,795
17,627	Gold Fields, Ltd.	163,633
20,094	Harmony Gold Mining Co., Ltd. (a)	96,043
19,194	Impala Platinum Holdings, Ltd.	264,189
4,843	Kumba Iron Ore, Ltd.	206,020
13,842	Mr. Price Group, Ltd.	160,638
19,305	MultiChoice Group, Ltd.	176,222
2,263	Naspers, Ltd. - N Shares	463,405
21,482	Nedbank Group, Ltd.	189,708
17,408	Northam Platinum, Ltd. (a)	249,025
27,370	Sibanye Stillwater, Ltd.	110,310
17,604	Standard Bank Group, Ltd.	152,467
57,566	Woolworths Holdings, Ltd.	154,997
		3,558,423
	Taiwan, Province of China - 13.86%
28,514	Accton Technology Corp.	321,487
20,761	Advantech Co., Ltd.	259,168
6,516	Airtac International Group	209,428
3,175	ASMedia Technology, Inc.	177,882
69,121	Cathay Financial Holding Co., Ltd.	104,081
32,975	Chailease Holding Co., Ltd.	197,373
43,026	Chicony Electronics Co., Ltd.	132,228
191,655	China Life Insurance Co., Ltd.	151,690
187,746	Compal Electronics, Inc.	138,550
19,794	Delta Electronics, Inc.	185,627
11,065	Eclat Textile Co., Ltd.	166,662
161,701	Evergreen Marine Corp. Taiwan, Ltd. (a)	234,784
36,956	Feng TAY Enterprise Co., Ltd.	262,890
103,394	Fubon Financial Holding Co., Ltd.	172,188
6,782	Globalwafers Co., Ltd.	171,326
127,951	Hon Hai Precision Industry Co., Ltd.	419,544
1,054	Largan Precision Co., Ltd.	120,116
56,679	Lite-On Technology Corp.	100,562
19,435	MediaTek, Inc.	518,279
34,179	Micro-Star International Co., Ltd.	161,557
22,253	Nien Made Enterprise Co., Ltd.	258,746
13,853	Novatek Microelectronics Corp.	182,282
24,045	Oneness Biotech Co., Ltd. (a)	206,549
107,426	Pou Chen Corp.	120,179
33,661	Powertech Technology, Inc.	114,025
26,608	President Chain Store Corp.	252,512
36,197	Quanta Computer, Inc.	104,444
23,737	Realtek Semiconductor Corp.	330,690
427,176	Shin Kong Financial Holding Co., Ltd.	134,340
68,905	Standard Foods Corp.	150,405
59,629	Synnex Technology International Corp.	99,908
33,743	Taiwan Mobile Co., Ltd.	118,773
275,910	Taiwan Semiconductor Manufacturing Co., Ltd.	5,219,521
34,512	Unimicron Technology Corp.	107,821
138,249	Uni-President Enterprises Corp.	332,513
412,333	United Microelectronics Corp.	693,446
32,634	Vanguard International Semiconductor Corp.	135,025
9,815	Win Semiconductors Corp.	121,150
		12,887,751
	Thailand - 1.74%
20,684	Advanced Info Service PCL - NVDR	121,576
26,426	Bangkok Bank PCL - NVDR	104,491
121,550	Charoen Pokphand Foods PCL - NVDR	108,522
61,152	CP ALL PCL - NVDR	118,847
36,443	Delta Electronics Thailand PCL - NVDR	590,395
253,363	Home Product Center PCL - NVDR	115,417
79,676	Muangthai Capital PCL - NVDR	156,481
125,548	Osotspa PCL - NVDR	148,732
68,680	Srisawad Corp. PCL - NVDR	150,428
		1,614,889
	Turkey - 1.19%
176,271	Akbank Turk AS (a)	163,492
25,776	BIM Birlesik Magazalar AS	260,711
115,676	Haci Omer Sabanci Holding AS	178,175
106,286	Turkiye Garanti Bankasi AS (a)	148,216
235,956	Turkiye Is Bankasi - Series C (a)	221,950
315,645	Yapi ve Kredi Bankasi AS (a)	130,700
		1,103,244
	United Arab Emirates - 0.10%
19,902	Emirates Telecommunications Group Co. PJSC	91,675
	Total Common Stocks (Cost $52,044,703)	81,863,392

	INVESTMENT COMPANIES - 8.75%
	China - 7.05%
29,731	iShares Core MSCI Emerging Markets ETF (b)	1,844,511
102,660	KraneShares Bosera MSCI China ETF - Class A (b)	4,711,068
		6,555,579
	Saudi Arabia - 1.70%
50,796	iShares MSCI Saudi Arabia ETF (b)	1,580,263
	Total Investment Companies (Cost $6,422,141)	8,135,842

	PREFERRED STOCKS - 2.58%
	Brazil - 1.29%
12,037	Alpargatas SA - Preference Shares	97,598
42,605	Banco Bradesco SA - Preference Shares	224,086
56,982	Cia Energetica de Minas Gerais - Preference Shares	160,666
22,680	Gerdau SA - Preference Shares	107,014
47,999	Itau Unibanco Holding SA - Preference Shares	293,759
58,108	Petroleo Brasileiro SA - Preference Shares	315,460
		1,198,583
	Chile - 0.11%
2,030	Sociedad Quimica y Minera de Chile SA - Class B	98,880

	Republic of Korea - 1.18%
285	LG Chem, Ltd. - Preference Shares	100,330
393	LG Household & Health Care, Ltd. - Preference Shares	259,974
10,895	Samsung Electronics Co., Ltd. - Preference Shares	739,084
		1,099,388
	Total Preferred Stocks (Cost $1,454,892)	2,396,851

	SHORT TERM INVESTMENTS - 0.60%
	Money Market Funds - 0.60%
556,605	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (c)	556,605
	Total Short Term Investments (Cost $556,605)	556,605

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.08%
	Investments Purchased with Proceeds from Securities Lending Collateral - 8.08%
7,516,410	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (c)	7,516,410
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $7,516,410)	7,516,410

	Total Investments (Cost $67,994,751) - 108.06%	100,469,100
	Liabilities in Excess of Other Assets - (8.06)%	(7,491,586)
	TOTAL NET ASSETS - 100.00%	$92,977,514

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2020.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid pursuant to the Fund's liquidity guidelines. The value of these securities total $559,313, which represents 0.60% of total net assets.

Glossary of Terms
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2020

COMMON STOCKS
Air Freight & Logistics	0.18%
Airlines	0.11%
Auto Components	0.45%
Automobiles	1.38%
Banks	6.33%
Beverages	0.64%
Biotechnology	1.14%
Capital Markets	0.71%
Chemicals	1.04%
Commercial Services & Supplies	0.14%
Communications Equipment	0.46%
Construction & Engineering	0.57%
Construction Materials	0.97%
Consumer Finance	0.56%
Containers & Packaging	0.11%
Diversified Consumer Services	0.75%
Diversified Financial Services	0.97%
Diversified Telecommunication Services	1.01%
Electric Utilities	0.12%
Electrical Equipment	0.44%
Electronic Equipment, Instruments & Components	2.39%
Entertainment	0.97%
Food & Staples Retailing	2.55%
Food Products	3.13%
Gas Utilities	0.25%
Health Care Equipment & Supplies	0.24%
Health Care Providers & Services	0.62%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	0.55%
Household Durables	0.99%
Household Products	0.52%
Independent Power and Renewable Electricity Producers	0.23%
Industrial Conglomerates	0.32%
Insurance	2.51%
Interactive Media & Services	1.37%
Internet & Direct Marketing Retail	8.30%
IT Services	7.79%
Life Sciences Tools & Services	0.81%
Machinery	0.23%
Marine	0.41%
Media	0.87%
Metals & Mining	5.28%
Multiline Retail	1.25%
Oil, Gas & Consumable Fuels	2.62%
Paper & Forest Products	0.34%
Personal Products	0.76%
Pharmaceuticals	2.79%
Real Estate Management & Development	0.36%
Semiconductors & Semiconductor Equipment	13.76%
Software	1.19%
Specialty Retail	0.98%
Technology Hardware, Storage & Peripherals	1.41%
Textiles, Apparel & Luxury Goods	1.74%
Thrifts & Mortgage Finance	0.49%
Water Utilities	0.14%
Wireless Telecommunication Services	1.65%
TOTAL COMMON STOCKS	88.05%

INVESTMENT COMPANIES
Exchange Traded Funds	8.75%
TOTAL INVESTMENT COMPANIES	8.75%

PREFERRED STOCKS
Banks	0.56%
Chemicals	0.21%
Electric Utilities	0.17%
Metals & Mining	0.12%
Oil, Gas & Consumable Fuels	0.34%
Personal Products	0.28%
Semiconductors & Semiconductor Equipment	0.80%
Textiles, Apparel & Luxury Goods	0.10%
TOTAL PREFERRED STOCKS	2.58%

SHORT TERM INVESTMENTS
Money Market Funds	0.60%
TOTAL SHORT TERM INVESTMENTS	0.60%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	8.08%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	8.08%

TOTAL INVESTMENTS	108.06%
Liabilities in Excess of Other Assets	(8.06)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.